Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
Entity Central Index Key	0001293210
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000225700 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ In Retirement Portfolio
Class Name	Investor Class
Trading Symbol	AAAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 61,834,932
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 140,016
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	45.7%
Domestic Equity Funds	27.5%
International Equity Funds	12.3%
International Fixed Income Funds	11.4%
Money Market Funds	3.0%
Other Assets and Liabilities	0.1%

C000225696 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ In Retirement Portfolio
Class Name	I Class
Trading Symbol	AAAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 61,834,932
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 140,016
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	45.7%
Domestic Equity Funds	27.5%
International Equity Funds	12.3%
International Fixed Income Funds	11.4%
Money Market Funds	3.0%
Other Assets and Liabilities	0.1%

C000225697 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ In Retirement Portfolio
Class Name	A Class
Trading Symbol	AABEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Net Assets	$ 61,834,932
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 140,016
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	45.7%
Domestic Equity Funds	27.5%
International Equity Funds	12.3%
International Fixed Income Funds	11.4%
Money Market Funds	3.0%
Other Assets and Liabilities	0.1%

C000225698 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ In Retirement Portfolio
Class Name	R Class
Trading Symbol	AABGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$56	1.08%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%
Net Assets	$ 61,834,932
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 140,016
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	45.7%
Domestic Equity Funds	27.5%
International Equity Funds	12.3%
International Fixed Income Funds	11.4%
Money Market Funds	3.0%
Other Assets and Liabilities	0.1%

C000225699 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ In Retirement Portfolio
Class Name	R6 Class
Trading Symbol	AABHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 61,834,932
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 140,016
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	45.7%
Domestic Equity Funds	27.5%
International Equity Funds	12.3%
International Fixed Income Funds	11.4%
Money Market Funds	3.0%
Other Assets and Liabilities	0.1%

C000225702 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2025 Portfolio
Class Name	Investor Class
Trading Symbol	AABJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 81,726,232
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 182,554
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.5%
Domestic Equity Funds	30.5%
International Equity Funds	14.3%
International Fixed Income Funds	11.0%
Money Market Funds	2.8%
Other Assets and Liabilities	(0.1)%

C000225701 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2025 Portfolio
Class Name	I Class
Trading Symbol	AABKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 81,726,232
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 182,554
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.5%
Domestic Equity Funds	30.5%
International Equity Funds	14.3%
International Fixed Income Funds	11.0%
Money Market Funds	2.8%
Other Assets and Liabilities	(0.1)%

C000225703 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2025 Portfolio
Class Name	A Class
Trading Symbol	AABQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Net Assets	$ 81,726,232
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 182,554
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.5%
Domestic Equity Funds	30.5%
International Equity Funds	14.3%
International Fixed Income Funds	11.0%
Money Market Funds	2.8%
Other Assets and Liabilities	(0.1)%

C000225704 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2025 Portfolio
Class Name	R Class
Trading Symbol	AABRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$56	1.08%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%
Net Assets	$ 81,726,232
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 182,554
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.5%
Domestic Equity Funds	30.5%
International Equity Funds	14.3%
International Fixed Income Funds	11.0%
Money Market Funds	2.8%
Other Assets and Liabilities	(0.1)%

C000225705 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2025 Portfolio
Class Name	R6 Class
Trading Symbol	AABVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 81,726,232
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 182,554
Investment Company, Portfolio Turnover	15.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.5%
Domestic Equity Funds	30.5%
International Equity Funds	14.3%
International Fixed Income Funds	11.0%
Money Market Funds	2.8%
Other Assets and Liabilities	(0.1)%

C000225710 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2030 Portfolio
Class Name	Investor Class
Trading Symbol	AABWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 132,273,625
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 291,002
Investment Company, Portfolio Turnover	19.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.4%
Domestic Fixed Income Funds	34.7%
International Equity Funds	17.7%
International Fixed Income Funds	9.9%
Money Market Funds	2.4%
Other Assets and Liabilities	(0.1)%

C000225706 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2030 Portfolio
Class Name	I Class
Trading Symbol	AAEWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 132,273,625
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 291,002
Investment Company, Portfolio Turnover	19.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.4%
Domestic Fixed Income Funds	34.7%
International Equity Funds	17.7%
International Fixed Income Funds	9.9%
Money Market Funds	2.4%
Other Assets and Liabilities	(0.1)%

C000225707 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2030 Portfolio
Class Name	A Class
Trading Symbol	AABZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Net Assets	$ 132,273,625
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 291,002
Investment Company, Portfolio Turnover	19.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.4%
Domestic Fixed Income Funds	34.7%
International Equity Funds	17.7%
International Fixed Income Funds	9.9%
Money Market Funds	2.4%
Other Assets and Liabilities	(0.1)%

C000225708 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2030 Portfolio
Class Name	R Class
Trading Symbol	AACHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$57	1.08%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%
Net Assets	$ 132,273,625
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 291,002
Investment Company, Portfolio Turnover	19.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.4%
Domestic Fixed Income Funds	34.7%
International Equity Funds	17.7%
International Fixed Income Funds	9.9%
Money Market Funds	2.4%
Other Assets and Liabilities	(0.1)%

C000225709 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2030 Portfolio
Class Name	R6 Class
Trading Symbol	AACJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 132,273,625
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 291,002
Investment Company, Portfolio Turnover	19.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.4%
Domestic Fixed Income Funds	34.7%
International Equity Funds	17.7%
International Fixed Income Funds	9.9%
Money Market Funds	2.4%
Other Assets and Liabilities	(0.1)%

C000225715 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2035 Portfolio
Class Name	Investor Class
Trading Symbol	AACKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.58%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%
Net Assets	$ 141,187,181
Holdings Count | holding	24
Advisory Fees Paid, Amount	$ 308,084
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	40.4%
Domestic Fixed Income Funds	27.6%
International Equity Funds	21.6%
International Fixed Income Funds	8.5%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

C000225714 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2035 Portfolio
Class Name	I Class
Trading Symbol	AACLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 141,187,181
Holdings Count | holding	24
Advisory Fees Paid, Amount	$ 308,084
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	40.4%
Domestic Fixed Income Funds	27.6%
International Equity Funds	21.6%
International Fixed Income Funds	8.5%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

C000225713 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2035 Portfolio
Class Name	A Class
Trading Symbol	AACMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$44	0.83%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%
Net Assets	$ 141,187,181
Holdings Count | holding	24
Advisory Fees Paid, Amount	$ 308,084
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	40.4%
Domestic Fixed Income Funds	27.6%
International Equity Funds	21.6%
International Fixed Income Funds	8.5%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

C000225712 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2035 Portfolio
Class Name	R Class
Trading Symbol	AACPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$57	1.08%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%
Net Assets	$ 141,187,181
Holdings Count | holding	24
Advisory Fees Paid, Amount	$ 308,084
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	40.4%
Domestic Fixed Income Funds	27.6%
International Equity Funds	21.6%
International Fixed Income Funds	8.5%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

C000225711 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2035 Portfolio
Class Name	R6 Class
Trading Symbol	AACQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 141,187,181
Holdings Count | holding	24
Advisory Fees Paid, Amount	$ 308,084
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	40.4%
Domestic Fixed Income Funds	27.6%
International Equity Funds	21.6%
International Fixed Income Funds	8.5%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

C000225716 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2040 Portfolio
Class Name	Investor Class
Trading Symbol	AACSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.58%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%
Net Assets	$ 144,956,124
Holdings Count | holding	24
Advisory Fees Paid, Amount	$ 323,561
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	45.2%
International Equity Funds	25.7%
Domestic Fixed Income Funds	20.8%
International Fixed Income Funds	7.0%
Money Market Funds	1.4%
Other Assets and Liabilities	(0.1)%

C000225717 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2040 Portfolio
Class Name	I Class
Trading Symbol	AACUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 144,956,124
Holdings Count | holding	24
Advisory Fees Paid, Amount	$ 323,561
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	45.2%
International Equity Funds	25.7%
Domestic Fixed Income Funds	20.8%
International Fixed Income Funds	7.0%
Money Market Funds	1.4%
Other Assets and Liabilities	(0.1)%

C000225718 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2040 Portfolio
Class Name	A Class
Trading Symbol	AACVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$44	0.83%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%
Net Assets	$ 144,956,124
Holdings Count | holding	24
Advisory Fees Paid, Amount	$ 323,561
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	45.2%
International Equity Funds	25.7%
Domestic Fixed Income Funds	20.8%
International Fixed Income Funds	7.0%
Money Market Funds	1.4%
Other Assets and Liabilities	(0.1)%

C000225720 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2040 Portfolio
Class Name	R Class
Trading Symbol	AACWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$57	1.08%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%
Net Assets	$ 144,956,124
Holdings Count | holding	24
Advisory Fees Paid, Amount	$ 323,561
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	45.2%
International Equity Funds	25.7%
Domestic Fixed Income Funds	20.8%
International Fixed Income Funds	7.0%
Money Market Funds	1.4%
Other Assets and Liabilities	(0.1)%

C000225719 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2040 Portfolio
Class Name	R6 Class
Trading Symbol	AACZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 144,956,124
Holdings Count | holding	24
Advisory Fees Paid, Amount	$ 323,561
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	45.2%
International Equity Funds	25.7%
Domestic Fixed Income Funds	20.8%
International Fixed Income Funds	7.0%
Money Market Funds	1.4%
Other Assets and Liabilities	(0.1)%

C000225721 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2045 Portfolio
Class Name	Investor Class
Trading Symbol	AADHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.58%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%
Net Assets	$ 136,210,892
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 284,201
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.8%
International Equity Funds	28.7%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.2%
Money Market Funds	1.1%
Other Assets and Liabilities	0.0%

C000225722 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2045 Portfolio
Class Name	I Class
Trading Symbol	AADJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 136,210,892
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 284,201
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.8%
International Equity Funds	28.7%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.2%
Money Market Funds	1.1%
Other Assets and Liabilities	0.0%

C000225723 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2045 Portfolio
Class Name	A Class
Trading Symbol	AADKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$44	0.83%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%
Net Assets	$ 136,210,892
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 284,201
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.8%
International Equity Funds	28.7%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.2%
Money Market Funds	1.1%
Other Assets and Liabilities	0.0%

C000225724 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2045 Portfolio
Class Name	R Class
Trading Symbol	AADLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$57	1.08%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%
Net Assets	$ 136,210,892
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 284,201
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.8%
International Equity Funds	28.7%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.2%
Money Market Funds	1.1%
Other Assets and Liabilities	0.0%

C000225725 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2045 Portfolio
Class Name	R6 Class
Trading Symbol	AADMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 136,210,892
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 284,201
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.8%
International Equity Funds	28.7%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.2%
Money Market Funds	1.1%
Other Assets and Liabilities	0.0%

C000225726 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2050 Portfolio
Class Name	Investor Class
Trading Symbol	AADNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.58%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%
Net Assets	$ 128,533,259
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 268,788
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.4%
International Equity Funds	31.7%
Domestic Fixed Income Funds	9.8%
International Fixed Income Funds	3.3%
Money Market Funds	0.7%
Other Assets and Liabilities	0.1%

C000225727 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2050 Portfolio
Class Name	I Class
Trading Symbol	AADOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 128,533,259
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 268,788
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.4%
International Equity Funds	31.7%
Domestic Fixed Income Funds	9.8%
International Fixed Income Funds	3.3%
Money Market Funds	0.7%
Other Assets and Liabilities	0.1%

C000225728 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2050 Portfolio
Class Name	A Class
Trading Symbol	AADPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$44	0.83%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%
Net Assets	$ 128,533,259
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 268,788
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.4%
International Equity Funds	31.7%
Domestic Fixed Income Funds	9.8%
International Fixed Income Funds	3.3%
Money Market Funds	0.7%
Other Assets and Liabilities	0.1%

C000225730 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2050 Portfolio
Class Name	R Class
Trading Symbol	AADQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$58	1.08%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.08%
Net Assets	$ 128,533,259
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 268,788
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.4%
International Equity Funds	31.7%
Domestic Fixed Income Funds	9.8%
International Fixed Income Funds	3.3%
Money Market Funds	0.7%
Other Assets and Liabilities	0.1%

C000225729 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2050 Portfolio
Class Name	R6 Class
Trading Symbol	AADUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 128,533,259
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 268,788
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.4%
International Equity Funds	31.7%
Domestic Fixed Income Funds	9.8%
International Fixed Income Funds	3.3%
Money Market Funds	0.7%
Other Assets and Liabilities	0.1%

C000225735 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2055 Portfolio
Class Name	Investor Class
Trading Symbol	AADVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.58%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%
Net Assets	$ 93,385,419
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 202,952
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	34.1%
Domestic Fixed Income Funds	4.5%
International Fixed Income Funds	1.5%
Money Market Funds	0.3%
Other Assets and Liabilities	0.1%

C000225731 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2055 Portfolio
Class Name	I Class
Trading Symbol	AADWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 93,385,419
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 202,952
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	34.1%
Domestic Fixed Income Funds	4.5%
International Fixed Income Funds	1.5%
Money Market Funds	0.3%
Other Assets and Liabilities	0.1%

C000225732 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2055 Portfolio
Class Name	A Class
Trading Symbol	AADZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$45	0.83%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%
Net Assets	$ 93,385,419
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 202,952
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	34.1%
Domestic Fixed Income Funds	4.5%
International Fixed Income Funds	1.5%
Money Market Funds	0.3%
Other Assets and Liabilities	0.1%

C000225733 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2055 Portfolio
Class Name	R Class
Trading Symbol	AAEDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$58	1.08%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.08%
Net Assets	$ 93,385,419
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 202,952
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	34.1%
Domestic Fixed Income Funds	4.5%
International Fixed Income Funds	1.5%
Money Market Funds	0.3%
Other Assets and Liabilities	0.1%

C000225734 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2055 Portfolio
Class Name	R6 Class
Trading Symbol	AAEEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 93,385,419
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 202,952
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.5%
International Equity Funds	34.1%
Domestic Fixed Income Funds	4.5%
International Fixed Income Funds	1.5%
Money Market Funds	0.3%
Other Assets and Liabilities	0.1%

C000225689 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2060 Portfolio
Class Name	Investor Class
Trading Symbol	AAEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.58%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%
Net Assets	$ 89,075,252
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 210,351
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.3%
International Equity Funds	34.8%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

C000225686 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2060 Portfolio
Class Name	I Class
Trading Symbol	AAEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 89,075,252
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 210,351
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.3%
International Equity Funds	34.8%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

C000225687 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2060 Portfolio
Class Name	A Class
Trading Symbol	AAEHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$45	0.83%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%
Net Assets	$ 89,075,252
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 210,351
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.3%
International Equity Funds	34.8%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

C000225688 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2060 Portfolio
Class Name	R Class
Trading Symbol	AAEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$58	1.08%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.08%
Net Assets	$ 89,075,252
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 210,351
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.3%
International Equity Funds	34.8%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

C000225690 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2060 Portfolio
Class Name	R6 Class
Trading Symbol	AAEJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 89,075,252
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 210,351
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.3%
International Equity Funds	34.8%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

C000225692 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2065 Portfolio
Class Name	Investor Class
Trading Symbol	AAEKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$31	0.58%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%
Net Assets	$ 19,420,596
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 33,666
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.5%
International Equity Funds	34.5%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.1%

C000225693 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2065 Portfolio
Class Name	I Class
Trading Symbol	AAELX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 19,420,596
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 33,666
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.5%
International Equity Funds	34.5%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.1%

C000225695 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2065 Portfolio
Class Name	A Class
Trading Symbol	AAEOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$45	0.83%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%
Net Assets	$ 19,420,596
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 33,666
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.5%
International Equity Funds	34.5%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.1%

C000225694 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2065 Portfolio
Class Name	R Class
Trading Symbol	AAEUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$58	1.08%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.08%
Net Assets	$ 19,420,596
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 33,666
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.5%
International Equity Funds	34.5%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.1%

C000225691 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2065 Portfolio
Class Name	R6 Class
Trading Symbol	AAEVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 19,420,596
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 33,666
Investment Company, Portfolio Turnover	9.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.5%
International Equity Funds	34.5%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.1%

C000266192 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2070 Portfolio
Class Name	Investor Class
Trading Symbol	ARASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2070 Portfolio for the period of December 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Investor Class	$10	0.58%
*The costs of an investment would have been greater had the class been available for a full six months.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.58%
Net Assets	$ 266,438
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 200
Investment Company, Portfolio Turnover	4.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.4%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.2%
Money Market Funds	0.3%
Other Assets and Liabilities	(0.1)%

C000266193 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2070 Portfolio
Class Name	I Class
Trading Symbol	ARATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2070 Portfolio for the period of December 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
I Class	$7	0.38%
*The costs of an investment would have been greater had the class been available for a full six months.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.38%
Net Assets	$ 266,438
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 200
Investment Company, Portfolio Turnover	4.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.4%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.2%
Money Market Funds	0.3%
Other Assets and Liabilities	(0.1)%

C000266194 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2070 Portfolio
Class Name	A Class
Trading Symbol	ARAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2070 Portfolio for the period of December 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
A Class	$14	0.83%
*The costs of an investment would have been greater had the class been available for a full six months.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.83%
Net Assets	$ 266,438
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 200
Investment Company, Portfolio Turnover	4.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.4%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.2%
Money Market Funds	0.3%
Other Assets and Liabilities	(0.1)%

C000266196 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2070 Portfolio
Class Name	R Class
Trading Symbol	ARAVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2070 Portfolio for the period of December 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
R Class	$19	1.08%
*The costs of an investment would have been greater had the class been available for a full six months.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	1.08%
Net Assets	$ 266,438
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 200
Investment Company, Portfolio Turnover	4.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.4%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.2%
Money Market Funds	0.3%
Other Assets and Liabilities	(0.1)%

C000266195 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Blend+ 2070 Portfolio
Class Name	R6 Class
Trading Symbol	ARAWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Blend+ 2070 Portfolio for the period of December 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
R6 Class	$4	0.23%
*The costs of an investment would have been greater had the class been available for a full six months.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.23%
Net Assets	$ 266,438
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 200
Investment Company, Portfolio Turnover	4.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.4%
Domestic Fixed Income Funds	3.6%
International Fixed Income Funds	1.2%
Money Market Funds	0.3%
Other Assets and Liabilities	(0.1)%

C000014670 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Very Conservative
Class Name	Investor Class
Trading Symbol	AONIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Portfolio: Very Conservative for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 360,863,877
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	56.4%
Domestic Equity Funds	20.4%
International Fixed Income Funds	16.2%
International Equity Funds	4.5%
Money Market Funds	2.5%
Other Assets and Liabilities	0.0%

C000153102 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Very Conservative
Class Name	R Class
Trading Symbol	AORHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Portfolio: Very Conservative for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 360,863,877
Holdings Count | holding	19
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	56.4%
Domestic Equity Funds	20.4%
International Fixed Income Funds	16.2%
International Equity Funds	4.5%
Money Market Funds	2.5%
Other Assets and Liabilities	0.0%

C000014690 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Conservative
Class Name	Investor Class
Trading Symbol	AOCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Portfolio: Conservative for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,089,320,154
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.6%
Domestic Equity Funds	33.3%
International Fixed Income Funds	12.8%
International Equity Funds	11.5%
Money Market Funds	1.8%
Other Assets and Liabilities	0.0%

C000153106 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Conservative
Class Name	R Class
Trading Symbol	AORSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Portfolio: Conservative for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 1,089,320,154
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.6%
Domestic Equity Funds	33.3%
International Fixed Income Funds	12.8%
International Equity Funds	11.5%
Money Market Funds	1.8%
Other Assets and Liabilities	0.0%

C000014689 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Moderate
Class Name	Investor Class
Trading Symbol	AOMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Portfolio: Moderate for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,853,234,006
Holdings Count | holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.3%
Domestic Fixed Income Funds	26.7%
International Equity Funds	22.1%
International Fixed Income Funds	8.2%
Money Market Funds	0.7%
Other Assets and Liabilities	0.0%

C000153105 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Moderate
Class Name	R Class
Trading Symbol	AORMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Portfolio: Moderate for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 1,853,234,006
Holdings Count | holding	23
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.3%
Domestic Fixed Income Funds	26.7%
International Equity Funds	22.1%
International Fixed Income Funds	8.2%
Money Market Funds	0.7%
Other Assets and Liabilities	0.0%

C000014688 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Aggressive
Class Name	Investor Class
Trading Symbol	AOGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Portfolio: Aggressive for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 915,029,406
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.8%
International Equity Funds	29.4%
Domestic Fixed Income Funds	13.9%
International Fixed Income Funds	3.7%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

C000153104 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Aggressive
Class Name	R Class
Trading Symbol	AORYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Portfolio: Aggressive for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 915,029,406
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.8%
International Equity Funds	29.4%
Domestic Fixed Income Funds	13.9%
International Fixed Income Funds	3.7%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

C000014687 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Very Aggressive
Class Name	Investor Class
Trading Symbol	AOVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Portfolio: Very Aggressive for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 363,425,835
Holdings Count | holding	14
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	61.7%
International Equity Funds	38.3%
Other Assets and Liabilities	0.0%

C000153103 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice Portfolio: Very Aggressive
Class Name	R Class
Trading Symbol	AORVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice Portfolio: Very Aggressive for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 363,425,835
Holdings Count | holding	14
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	61.7%
International Equity Funds	38.3%
Other Assets and Liabilities	0.0%

C000014683 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice In Retirement Portfolio
Class Name	Investor Class
Trading Symbol	ARTOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 2,429,408,018
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 8,577,737
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	39.2%
Domestic Equity Funds	30.7%
International Equity Funds	14.1%
International Fixed Income Funds	13.2%
Money Market Funds	2.8%
Other Assets and Liabilities	0.0%

C000014685 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice In Retirement Portfolio
Class Name	I Class
Trading Symbol	ATTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
Net Assets	$ 2,429,408,018
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 8,577,737
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	39.2%
Domestic Equity Funds	30.7%
International Equity Funds	14.1%
International Fixed Income Funds	13.2%
Money Market Funds	2.8%
Other Assets and Liabilities	0.0%

C000014684 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice In Retirement Portfolio
Class Name	A Class
Trading Symbol	ARTAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Net Assets	$ 2,429,408,018
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 8,577,737
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	39.2%
Domestic Equity Funds	30.7%
International Equity Funds	14.1%
International Fixed Income Funds	13.2%
Money Market Funds	2.8%
Other Assets and Liabilities	0.0%

C000088020 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice In Retirement Portfolio
Class Name	C Class
Trading Symbol	ATTCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$90	1.74%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.74%
Net Assets	$ 2,429,408,018
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 8,577,737
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	39.2%
Domestic Equity Funds	30.7%
International Equity Funds	14.1%
International Fixed Income Funds	13.2%
Money Market Funds	2.8%
Other Assets and Liabilities	0.0%

C000014686 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice In Retirement Portfolio
Class Name	R Class
Trading Symbol	ARSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$64	1.24%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%
Net Assets	$ 2,429,408,018
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 8,577,737
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	39.2%
Domestic Equity Funds	30.7%
International Equity Funds	14.1%
International Fixed Income Funds	13.2%
Money Market Funds	2.8%
Other Assets and Liabilities	0.0%

C000191058 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice In Retirement Portfolio
Class Name	R6 Class
Trading Symbol	ARDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
Net Assets	$ 2,429,408,018
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 8,577,737
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	39.2%
Domestic Equity Funds	30.7%
International Equity Funds	14.1%
International Fixed Income Funds	13.2%
Money Market Funds	2.8%
Other Assets and Liabilities	0.0%

C000064316 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2030 Portfolio
Class Name	Investor Class
Trading Symbol	ARCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$41	0.78%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%
Net Assets	$ 1,200,041,003
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 4,281,897
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	35.7%
Domestic Equity Funds	33.0%
International Equity Funds	15.9%
International Fixed Income Funds	12.8%
Money Market Funds	2.6%
Other Assets and Liabilities	0.0%

C000064317 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2030 Portfolio
Class Name	I Class
Trading Symbol	ARCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 1,200,041,003
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 4,281,897
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	35.7%
Domestic Equity Funds	33.0%
International Equity Funds	15.9%
International Fixed Income Funds	12.8%
Money Market Funds	2.6%
Other Assets and Liabilities	0.0%

C000064318 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2030 Portfolio
Class Name	A Class
Trading Symbol	ARCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$54	1.03%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%
Net Assets	$ 1,200,041,003
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 4,281,897
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	35.7%
Domestic Equity Funds	33.0%
International Equity Funds	15.9%
International Fixed Income Funds	12.8%
Money Market Funds	2.6%
Other Assets and Liabilities	0.0%

C000088022 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2030 Portfolio
Class Name	C Class
Trading Symbol	ARWOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$92	1.78%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.78%
Net Assets	$ 1,200,041,003
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 4,281,897
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	35.7%
Domestic Equity Funds	33.0%
International Equity Funds	15.9%
International Fixed Income Funds	12.8%
Money Market Funds	2.6%
Other Assets and Liabilities	0.0%

C000064319 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2030 Portfolio
Class Name	R Class
Trading Symbol	ARCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$67	1.28%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.28%
Net Assets	$ 1,200,041,003
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 4,281,897
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	35.7%
Domestic Equity Funds	33.0%
International Equity Funds	15.9%
International Fixed Income Funds	12.8%
Money Market Funds	2.6%
Other Assets and Liabilities	0.0%

C000191060 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2030 Portfolio
Class Name	R6 Class
Trading Symbol	ARCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 1,200,041,003
Holdings Count | holding	22
Advisory Fees Paid, Amount	$ 4,281,897
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	35.7%
Domestic Equity Funds	33.0%
International Equity Funds	15.9%
International Fixed Income Funds	12.8%
Money Market Funds	2.6%
Other Assets and Liabilities	0.0%

C000014675 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2035 Portfolio
Class Name	Investor Class
Trading Symbol	ARYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
Net Assets	$ 1,529,946,236
Holdings Count | holding	23
Advisory Fees Paid, Amount	$ 5,744,467
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.6%
Domestic Fixed Income Funds	31.8%
International Equity Funds	18.5%
International Fixed Income Funds	12.2%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

C000014677 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2035 Portfolio
Class Name	I Class
Trading Symbol	ARLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
Net Assets	$ 1,529,946,236
Holdings Count | holding	23
Advisory Fees Paid, Amount	$ 5,744,467
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.6%
Domestic Fixed Income Funds	31.8%
International Equity Funds	18.5%
International Fixed Income Funds	12.2%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

C000014676 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2035 Portfolio
Class Name	A Class
Trading Symbol	ARYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$55	1.06%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%
Net Assets	$ 1,529,946,236
Holdings Count | holding	23
Advisory Fees Paid, Amount	$ 5,744,467
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.6%
Domestic Fixed Income Funds	31.8%
International Equity Funds	18.5%
International Fixed Income Funds	12.2%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

C000088018 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2035 Portfolio
Class Name	C Class
Trading Symbol	ARLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$94	1.81%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.81%
Net Assets	$ 1,529,946,236
Holdings Count | holding	23
Advisory Fees Paid, Amount	$ 5,744,467
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.6%
Domestic Fixed Income Funds	31.8%
International Equity Funds	18.5%
International Fixed Income Funds	12.2%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

C000014678 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2035 Portfolio
Class Name	R Class
Trading Symbol	ARYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$68	1.31%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.31%
Net Assets	$ 1,529,946,236
Holdings Count | holding	23
Advisory Fees Paid, Amount	$ 5,744,467
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.6%
Domestic Fixed Income Funds	31.8%
International Equity Funds	18.5%
International Fixed Income Funds	12.2%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

C000191056 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2035 Portfolio
Class Name	R6 Class
Trading Symbol	ARLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.46%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%
Net Assets	$ 1,529,946,236
Holdings Count | holding	23
Advisory Fees Paid, Amount	$ 5,744,467
Investment Company, Portfolio Turnover	12.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.6%
Domestic Fixed Income Funds	31.8%
International Equity Funds	18.5%
International Fixed Income Funds	12.2%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

C000064323 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2040 Portfolio
Class Name	Investor Class
Trading Symbol	ARDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$43	0.83%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%
Net Assets	$ 1,126,112,927
Holdings Count | holding	23
Advisory Fees Paid, Amount	$ 4,308,761
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.0%
Domestic Fixed Income Funds	27.8%
International Equity Funds	21.0%
International Fixed Income Funds	10.9%
Money Market Funds	1.3%
Other Assets and Liabilities	0.0%

C000064320 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2040 Portfolio
Class Name	I Class
Trading Symbol	ARDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
Net Assets	$ 1,126,112,927
Holdings Count | holding	23
Advisory Fees Paid, Amount	$ 4,308,761
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.0%
Domestic Fixed Income Funds	27.8%
International Equity Funds	21.0%
International Fixed Income Funds	10.9%
Money Market Funds	1.3%
Other Assets and Liabilities	0.0%

C000064321 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2040 Portfolio
Class Name	A Class
Trading Symbol	ARDMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$57	1.08%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%
Net Assets	$ 1,126,112,927
Holdings Count | holding	23
Advisory Fees Paid, Amount	$ 4,308,761
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.0%
Domestic Fixed Income Funds	27.8%
International Equity Funds	21.0%
International Fixed Income Funds	10.9%
Money Market Funds	1.3%
Other Assets and Liabilities	0.0%

C000088023 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2040 Portfolio
Class Name	C Class
Trading Symbol	ARNOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$96	1.83%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.83%
Net Assets	$ 1,126,112,927
Holdings Count | holding	23
Advisory Fees Paid, Amount	$ 4,308,761
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.0%
Domestic Fixed Income Funds	27.8%
International Equity Funds	21.0%
International Fixed Income Funds	10.9%
Money Market Funds	1.3%
Other Assets and Liabilities	0.0%

C000064322 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2040 Portfolio
Class Name	R Class
Trading Symbol	ARDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$70	1.33%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.33%
Net Assets	$ 1,126,112,927
Holdings Count | holding	23
Advisory Fees Paid, Amount	$ 4,308,761
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.0%
Domestic Fixed Income Funds	27.8%
International Equity Funds	21.0%
International Fixed Income Funds	10.9%
Money Market Funds	1.3%
Other Assets and Liabilities	0.0%

C000191061 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2040 Portfolio
Class Name	R6 Class
Trading Symbol	ARDUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.48%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%
Net Assets	$ 1,126,112,927
Holdings Count | holding	23
Advisory Fees Paid, Amount	$ 4,308,761
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.0%
Domestic Fixed Income Funds	27.8%
International Equity Funds	21.0%
International Fixed Income Funds	10.9%
Money Market Funds	1.3%
Other Assets and Liabilities	0.0%

C000014679 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2045 Portfolio
Class Name	Investor Class
Trading Symbol	AROIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$45	0.86%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
Net Assets	$ 1,251,545,050
Holdings Count | holding	23
Advisory Fees Paid, Amount	$ 5,068,755
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.3%
International Equity Funds	24.1%
Domestic Fixed Income Funds	23.9%
International Fixed Income Funds	8.9%
Money Market Funds	0.8%
Other Assets and Liabilities	0.0%

C000014681 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2045 Portfolio
Class Name	I Class
Trading Symbol	AOOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
Net Assets	$ 1,251,545,050
Holdings Count | holding	23
Advisory Fees Paid, Amount	$ 5,068,755
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.3%
International Equity Funds	24.1%
Domestic Fixed Income Funds	23.9%
International Fixed Income Funds	8.9%
Money Market Funds	0.8%
Other Assets and Liabilities	0.0%

C000014680 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2045 Portfolio
Class Name	A Class
Trading Symbol	AROAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$58	1.11%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.11%
Net Assets	$ 1,251,545,050
Holdings Count | holding	23
Advisory Fees Paid, Amount	$ 5,068,755
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.3%
International Equity Funds	24.1%
Domestic Fixed Income Funds	23.9%
International Fixed Income Funds	8.9%
Money Market Funds	0.8%
Other Assets and Liabilities	0.0%

C000088019 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2045 Portfolio
Class Name	C Class
Trading Symbol	AROCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$97	1.86%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.86%
Net Assets	$ 1,251,545,050
Holdings Count | holding	23
Advisory Fees Paid, Amount	$ 5,068,755
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.3%
International Equity Funds	24.1%
Domestic Fixed Income Funds	23.9%
International Fixed Income Funds	8.9%
Money Market Funds	0.8%
Other Assets and Liabilities	0.0%

C000014682 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2045 Portfolio
Class Name	R Class
Trading Symbol	ARORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$71	1.36%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.36%
Net Assets	$ 1,251,545,050
Holdings Count | holding	23
Advisory Fees Paid, Amount	$ 5,068,755
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.3%
International Equity Funds	24.1%
Domestic Fixed Income Funds	23.9%
International Fixed Income Funds	8.9%
Money Market Funds	0.8%
Other Assets and Liabilities	0.0%

C000191057 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2045 Portfolio
Class Name	R6 Class
Trading Symbol	ARDOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$27	0.51%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.51%
Net Assets	$ 1,251,545,050
Holdings Count | holding	23
Advisory Fees Paid, Amount	$ 5,068,755
Investment Company, Portfolio Turnover	10.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.3%
International Equity Funds	24.1%
Domestic Fixed Income Funds	23.9%
International Fixed Income Funds	8.9%
Money Market Funds	0.8%
Other Assets and Liabilities	0.0%

C000064324 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2050 Portfolio
Class Name	Investor Class
Trading Symbol	ARFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
Net Assets	$ 966,171,364
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 3,934,363
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.2%
International Equity Funds	26.3%
Domestic Fixed Income Funds	19.8%
International Fixed Income Funds	7.2%
Money Market Funds	0.5%
Other Assets and Liabilities	0.0%

C000064325 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2050 Portfolio
Class Name	I Class
Trading Symbol	ARFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
Net Assets	$ 966,171,364
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 3,934,363
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.2%
International Equity Funds	26.3%
Domestic Fixed Income Funds	19.8%
International Fixed Income Funds	7.2%
Money Market Funds	0.5%
Other Assets and Liabilities	0.0%

C000064326 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2050 Portfolio
Class Name	A Class
Trading Symbol	ARFMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$59	1.13%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.13%
Net Assets	$ 966,171,364
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 3,934,363
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.2%
International Equity Funds	26.3%
Domestic Fixed Income Funds	19.8%
International Fixed Income Funds	7.2%
Money Market Funds	0.5%
Other Assets and Liabilities	0.0%

C000088024 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2050 Portfolio
Class Name	C Class
Trading Symbol	ARFDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$99	1.88%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.88%
Net Assets	$ 966,171,364
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 3,934,363
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.2%
International Equity Funds	26.3%
Domestic Fixed Income Funds	19.8%
International Fixed Income Funds	7.2%
Money Market Funds	0.5%
Other Assets and Liabilities	0.0%

C000064327 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2050 Portfolio
Class Name	R Class
Trading Symbol	ARFWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$73	1.38%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.38%
Net Assets	$ 966,171,364
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 3,934,363
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.2%
International Equity Funds	26.3%
Domestic Fixed Income Funds	19.8%
International Fixed Income Funds	7.2%
Money Market Funds	0.5%
Other Assets and Liabilities	0.0%

C000191062 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2050 Portfolio
Class Name	R6 Class
Trading Symbol	ARFEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$28	0.53%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%
Net Assets	$ 966,171,364
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 3,934,363
Investment Company, Portfolio Turnover	11.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.2%
International Equity Funds	26.3%
Domestic Fixed Income Funds	19.8%
International Fixed Income Funds	7.2%
Money Market Funds	0.5%
Other Assets and Liabilities	0.0%

C000098234 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2055 Portfolio
Class Name	Investor Class
Trading Symbol	AREVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
Net Assets	$ 727,452,698
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 2,939,495
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.2%
International Equity Funds	28.6%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.6%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

C000098235 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2055 Portfolio
Class Name	I Class
Trading Symbol	ARENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
Net Assets	$ 727,452,698
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 2,939,495
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.2%
International Equity Funds	28.6%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.6%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

C000098236 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2055 Portfolio
Class Name	A Class
Trading Symbol	AREMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$60	1.13%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.13%
Net Assets	$ 727,452,698
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 2,939,495
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.2%
International Equity Funds	28.6%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.6%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

C000098237 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2055 Portfolio
Class Name	C Class
Trading Symbol	AREFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$99	1.88%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.88%
Net Assets	$ 727,452,698
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 2,939,495
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.2%
International Equity Funds	28.6%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.6%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

C000098238 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2055 Portfolio
Class Name	R Class
Trading Symbol	AREOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$73	1.38%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.38%
Net Assets	$ 727,452,698
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 2,939,495
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.2%
International Equity Funds	28.6%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.6%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

C000191063 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2055 Portfolio
Class Name	R6 Class
Trading Symbol	AREUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$28	0.53%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%
Net Assets	$ 727,452,698
Holdings Count | holding	21
Advisory Fees Paid, Amount	$ 2,939,495
Investment Company, Portfolio Turnover	13.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.2%
International Equity Funds	28.6%
Domestic Fixed Income Funds	15.2%
International Fixed Income Funds	5.6%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

C000160243 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2060 Portfolio
Class Name	Investor Class
Trading Symbol	ARGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
Net Assets	$ 430,610,812
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 1,703,917
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.5%
International Equity Funds	29.5%
Domestic Fixed Income Funds	12.9%
International Fixed Income Funds	4.7%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

C000160244 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2060 Portfolio
Class Name	I Class
Trading Symbol	ARGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
Net Assets	$ 430,610,812
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 1,703,917
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.5%
International Equity Funds	29.5%
Domestic Fixed Income Funds	12.9%
International Fixed Income Funds	4.7%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

C000160245 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2060 Portfolio
Class Name	A Class
Trading Symbol	ARGMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$60	1.13%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.13%
Net Assets	$ 430,610,812
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 1,703,917
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.5%
International Equity Funds	29.5%
Domestic Fixed Income Funds	12.9%
International Fixed Income Funds	4.7%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

C000160246 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2060 Portfolio
Class Name	C Class
Trading Symbol	ARGHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$99	1.88%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.88%
Net Assets	$ 430,610,812
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 1,703,917
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.5%
International Equity Funds	29.5%
Domestic Fixed Income Funds	12.9%
International Fixed Income Funds	4.7%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

C000160247 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2060 Portfolio
Class Name	R Class
Trading Symbol	ARGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$73	1.38%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.38%
Net Assets	$ 430,610,812
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 1,703,917
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.5%
International Equity Funds	29.5%
Domestic Fixed Income Funds	12.9%
International Fixed Income Funds	4.7%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

C000191064 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2060 Portfolio
Class Name	R6 Class
Trading Symbol	ARGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$28	0.53%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%
Net Assets	$ 430,610,812
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 1,703,917
Investment Company, Portfolio Turnover	14.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.5%
International Equity Funds	29.5%
Domestic Fixed Income Funds	12.9%
International Fixed Income Funds	4.7%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

C000221889 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2065 Portfolio
Class Name	Investor Class
Trading Symbol	ARHVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$47	0.88%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
Net Assets	$ 144,575,854
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 537,905
Investment Company, Portfolio Turnover	25.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	53.9%
International Equity Funds	30.7%
Domestic Fixed Income Funds	11.1%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000221891 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2065 Portfolio
Class Name	I Class
Trading Symbol	ARHUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
Net Assets	$ 144,575,854
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 537,905
Investment Company, Portfolio Turnover	25.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	53.9%
International Equity Funds	30.7%
Domestic Fixed Income Funds	11.1%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000221890 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2065 Portfolio
Class Name	A Class
Trading Symbol	ARHMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$60	1.13%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.13%
Net Assets	$ 144,575,854
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 537,905
Investment Company, Portfolio Turnover	25.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	53.9%
International Equity Funds	30.7%
Domestic Fixed Income Funds	11.1%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000221892 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2065 Portfolio
Class Name	C Class
Trading Symbol	ARHEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$99	1.88%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.88%
Net Assets	$ 144,575,854
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 537,905
Investment Company, Portfolio Turnover	25.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	53.9%
International Equity Funds	30.7%
Domestic Fixed Income Funds	11.1%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000221888 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2065 Portfolio
Class Name	R Class
Trading Symbol	ARHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$73	1.38%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.38%
Net Assets	$ 144,575,854
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 537,905
Investment Company, Portfolio Turnover	25.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	53.9%
International Equity Funds	30.7%
Domestic Fixed Income Funds	11.1%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000221887 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2065 Portfolio
Class Name	R6 Class
Trading Symbol	ARHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$28	0.53%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%
Net Assets	$ 144,575,854
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 537,905
Investment Company, Portfolio Turnover	25.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	53.9%
International Equity Funds	30.7%
Domestic Fixed Income Funds	11.1%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000266191 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2070 Portfolio
Class Name	Investor Class
Trading Symbol	ARADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2070 Portfolio for the period of December 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Investor Class	$15	0.88%
*The costs of an investment would have been greater had the class been available for a full six months.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.88%
Net Assets	$ 750,245
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 525
Investment Company, Portfolio Turnover	2.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.5%
International Equity Funds	30.4%
Domestic Fixed Income Funds	10.8%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000266187 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2070 Portfolio
Class Name	I Class
Trading Symbol	ARAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2070 Portfolio for the period of December 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
I Class	$12	0.68%
*The costs of an investment would have been greater had the class been available for a full six months.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.68%
Net Assets	$ 750,245
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 525
Investment Company, Portfolio Turnover	2.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.5%
International Equity Funds	30.4%
Domestic Fixed Income Funds	10.8%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000266188 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2070 Portfolio
Class Name	A Class
Trading Symbol	ARAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2070 Portfolio for the period of December 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
A Class	$19	1.13%
*The costs of an investment would have been greater had the class been available for a full six months.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	1.13%
Net Assets	$ 750,245
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 525
Investment Company, Portfolio Turnover	2.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.5%
International Equity Funds	30.4%
Domestic Fixed Income Funds	10.8%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000266189 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2070 Portfolio
Class Name	C Class
Trading Symbol	ARAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2070 Portfolio for the period of December 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
C Class	$32	1.88%
*The costs of an investment would have been greater had the class been available for a full six months.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	1.88%
Net Assets	$ 750,245
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 525
Investment Company, Portfolio Turnover	2.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.5%
International Equity Funds	30.4%
Domestic Fixed Income Funds	10.8%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000266190 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2070 Portfolio
Class Name	R Class
Trading Symbol	ARAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2070 Portfolio for the period of December 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
R Class	$23	1.38%
*The costs of an investment would have been greater had the class been available for a full six months.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	1.38%
Net Assets	$ 750,245
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 525
Investment Company, Portfolio Turnover	2.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.5%
International Equity Funds	30.4%
Domestic Fixed Income Funds	10.8%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

C000266186 [Member]
Shareholder Report [Line Items]
Fund Name	One Choice 2070 Portfolio
Class Name	R6 Class
Trading Symbol	ARARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about One Choice 2070 Portfolio for the period of December 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.
Additional Information Phone Number	1-800-345-2021
Additional Information Website	americancentury.com/docs
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
R6 Class	$9	0.53%
*The costs of an investment would have been greater had the class been available for a full six months.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.53%
Net Assets	$ 750,245
Holdings Count | holding	20
Advisory Fees Paid, Amount	$ 525
Investment Company, Portfolio Turnover	2.00%
Holdings [Text Block]

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.5%
International Equity Funds	30.4%
Domestic Fixed Income Funds	10.8%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%